Convertible Notes Payable	12 Months Ended
Jun. 30, 2025
Convertible Notes Payable [Abstract]
Convertible notes payable

Note 13 – Convertible notes payable

On July 11, 2023, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued the Investor an unsecured promissory note on July 11, 2023 in the original principal amount of $1,100,000 (the “Note”), convertible into Class A ordinary shares, $0.0025 par value per share, of the Company (the “Ordinary Shares”), at the conversion price of $5,000.00 per shares. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note with a gross proceed of $1,000,000. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem the Note at any time after the date that is six (6) months from the Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an Equity Conditions Failure. If Company chooses to satisfy a redemption in Ordinary Shares, such Ordinary Shares shall be issued at the Conversion Price.

On January 19, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 80 at a conversion price of $625.00 per share. On February 16, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 80 at a conversion price of $625.00 per share. On April 12, 2024, the Investor redeemed $50,000 that was converted into Class A ordinary shares of 120 at a conversion price of $418.20 per share. On May 21, 2024, the Investor redeemed $75,000 that was converted into ordinary shares of 180 at a conversion price of $418.20 per share. From July 2024 to October 2024, the Investor redeemed the remaining Note balance of $875,000 and accrued interest of $96,540 from the Note and converted into Class A ordinary shares of 2,324 at a conversion price of $418.20 per share.

On August 13, 2024, the Company entered into a securities purchase agreement with the Investor, pursuant to which the Company issued the Investor an unsecured promissory note on August 13, 2024, in the original principal amount of $1,100,000 (the “Note 2”), convertible into Class A ordinary shares, $0.0025 par value per share, of the Company (the “Ordinary Shares”), for $1,000,000 in gross proceeds. The Note bears a simple interest at a rate of 8% per annum. All outstanding principal and accrued interest on the Note 2 will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Second Purchase Price Date”). The Note 2 includes an original issue discount of $80,000 along with $20,000 for Investor’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note 2 at any time by paying 120% of the outstanding balance elected for pre-payment. The Investor has the right to redeem Note 2 at any time after the date that is six (6) months from the Second Purchase Price Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an equity conditions failure. If the Company chooses to satisfy a redemption of Ordinary Shares, such Ordinary Shares shall be issued at the conversion price of $5,000.00 per share. In addition, the Note provides that upon the occurrence of an event of default, the interest rate shall accrue on the outstanding balance at the rate equal to the lesser of 18% per annum or the maximum rate permitted under applicable law. On August 15, 2024, the transaction contemplated by the Purchase Agreement was closed as all the closing conditions of as set forth therein have been satisfied. The Note 2 were repaid on September 30, 2024, upon the closing of the SPA as discussed below.

Pursuant to the SPA dated September 27, 2024, the Company initially issued senior secured convertible notes (the “Initial Notes”) together with accompanying Series A Warrants to purchase up to 1,142 Ordinary Shares, with an exercise price of $4,000.00 per share (the “Initial Warrants”).

The Initial Notes are convertible into the Company’s Ordinary Shares at the holder’s option, after 45 days from the date of issuance, in whole or in part, until the Initial Note is fully converted, at the lower of (i) $4,000.00 (“Conversion Price”), or (ii) a price equal to 90% of the lowest VWAP of the Ordinary Shares during the ten (10)-trading day period immediately preceding the applicable conversion date. If the Company raises funds through subsequent financing, the holder can require the Company to use up to 30% of the proceeds to redeem the Initial Notes at 105% of the principal amount, plus accrued interest. The Conversion Price will also be adjusted proportionately if the Company issues dividends, splits, or combines its Ordinary Shares. The Initial Note is secured by all assets of the Company and its subsidiaries under a certain security agreement and subsidiary guarantee, and the Initial Note ranks senior to all other Company debts and liabilities.

On October 8 and November 25, 2024, the Company entered into note exchange agreements (the “October Exchange Agreement” and the “November Exchange Agreement”) with the purchasers who were parties to the SPA dated September 27, 2024 (the “Purchasers”). Under these agreements, the Initial Notes were delivered back to the Company for cancellation and replaced with new convertible notes having substantially similar terms (the “New Notes” and “New Notes 2”), except that the November Exchange Agreement introduced a floor conversion price of $635.00 per share. The exchanges were accounted for as modifications of the original financing, and no new warrants were issued in connection with these replacements. The previously issued Series A Warrants were considered superseded by the note exchange and therefore not revalued or reissued under the new notes. In December 2024, the Purchasers redeemed $6,382,686 that was converted into ordinary shares of 127,143 at an average conversion price of $50.20 per share.

Pursuant to the SPA dated September 27, 2024, the Company may sell to the investors, from time to time, up to US$40,000,000 in the maximum aggregate subscription amount of the Company’s senior secured convertible notes and accompanying ordinary share purchase warrants (“Additional Closings”), with substantially the same terms as the prior issuance.

On January 16, 2025, the Company consummated an additional closing under the same SPA (the “Third Offering”), pursuant to which it issued senior secured convertible notes to the Purchasers in the aggregate principal amount of approximately $8.7 million (the “New Notes 3”), having an original issue discount of 8%, a maturity date twelve months from the date of issuance, bearing an interest rate of 6% per annum, and convertible into Class A Ordinary Shares, par value $0.0025 per share, together with Series B Warrants to purchase up to an aggregate of 98,708 Ordinary Shares (“New Warrants 3”), with an exercise price of $52.75 per Ordinary Share. The Series B Warrants represent the only active warrants outstanding as of June 30, 2025. The offering of the New Notes 3 and New Warrants resulted in gross proceeds to the Company of approximately $8.0 million before deducting placement agent fees and other estimated offering expenses.

The New Notes 3 are convertible into the Company’s Ordinary Shares at the holder’s option, immediately upon issuance, in whole or in part, until the New Notes 3 is fully converted, at the lower of (i) the fixed conversion price of $52.75 (the “Conversion Price 3”), or (ii) a price equal to the greater of (x) the floor price of $25.00 (the “Floor Price 3”) and (y) a price equal to 90% of the lowest VWAP of the Ordinary Shares during the ten (10) Trading Day period immediately preceding the applicable Conversion Date. If the Company raises funds through subsequent financings, the holder can require the Company to use up to 30% of the proceeds to redeem the New Notes 3 at 105% of the principal amount, plus accrued interest. The Conversion Price 3 will also be adjusted proportionately if the Company issues dividends, splits, or combines its Ordinary Shares. The New Note 3 is secured by all assets of the Company and its subsidiaries under a certain security agreement and subsidiary guarantee, and the New Note 3 ranks senior to all other Company debts and liabilities.

As of June 30, 2025, and 2024, the convertible notes balance amount to $4,014,122 and $875,000, respectively. For the years ended June 30, 2025, 2024 and 2023, interest expense of the convertible notes was $294,625, $81,922 and nil, respectively, and amortization of debt issuance costs was $6,023,259, $100,000 and nil, respectively.